EARNINGS/(LOSS) PER SHARE (Schedule of Earning Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss from continuing operations attributable to China Digital TV Holding Co., Ltd.	$ (2,679)		$ (7,226)	$ (14,627)
Net income/(loss) from discontinued operations attributable to China Digital TV Holding Co., Ltd.	(389)	[1]	52,644	16,155
Net income/(loss) attributable to China Digital TV Holding Co., Ltd., basic and diluted	$ (3,068)		$ 45,418	$ 1,528
Denominator:
Weighted average shares outstanding, basic and diluted	62,372,111		60,199,096	59,968,346
Earnings/(loss) per share - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (0.04)		$ (0.12)	$ (0.24)
Net income/(loss) from discontinued operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(0.01)		0.87	0.27
Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (0.05)		$ 0.75	$ 0.03

[1]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.